Assets Held For Sale (detail) (Modesto, CA Plant)	Mar. 31, 2015
Modesto, CA Plant
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets Percentage	1.00%